UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 22,333	$ 20,742	$ 44,259	$ 46,967
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	(557)	(488)	(22)	496
Other comprehensive (loss) income	(557)	(488)	(22)	496
Comprehensive income	21,776	20,254	44,237	47,463
Comprehensive income attributable to:
Partners' capital/ Owner's equity in Golar LNG Partners LP	19,272	17,748	39,262	42,579
Non-controlling interest	$ 2,504	$ 2,506	$ 4,975	$ 4,884